Benefit Plans - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Sep. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits
Components of net periodic benefit cost
Service cost				$ 3.7	$ 2.9	$ 11.6
Interest cost				23.8	23.0	27.6
Expected return on plan assets				(27.0)	(25.8)	(35.7)
Amortization of prior service cost	[1]			0.0	(0.2)	(0.3)
Recognized net actuarial loss				6.6	3.0	14.5
Curtailment loss		$ (0.8)	$ (1.2)	0.0	0.0	10.7
Settlement loss				0.0	0.0	20.2
Special termination benefits				0.0	0.0	38.7
Net periodic pension benefit cost				7.1	2.9	87.3
Other Benefits
Components of net periodic benefit cost
Service cost				0.0	0.0	0.0
Interest cost				0.6	0.6	0.6
Expected return on plan assets				0.0	0.0	0.0
Amortization of prior service cost	[1]			(0.2)	(0.2)	(0.4)
Recognized net actuarial loss				0.3	0.2	0.4
Curtailment loss				0.0	0.0	0.0
Settlement loss				0.0	0.0	0.0
Special termination benefits				0.0	0.0	0.0
Net periodic pension benefit cost				$ 0.7	$ 0.6	$ 0.6

[1]	The annual amortization of prior service cost is determined as the increase in projected benefit obligation due to the plan change divided by the average remaining service period of participating employees expected to receive benefits under the plan.